TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income [Line Items]
Tax rate		25.00%	25.00%	24.00%
Effective tax rate		33.90%	(26.00%)	17.80%
Income tax expense	$ 19,200	$ 28,405	$ (13,994)	$ 12,386
Income taxes paid	32,000	43,862	10,711	17,560
Tax loss carry-forwards		118,500
Tax loss carry-forwards that have no expiration date		85,000
Accrued interest related to income tax uncertainties		3,864
UNITED STATES [Member]
Taxes on Income [Line Items]
Tax rate		37.00%
UNITED KINGDOM [Member]
Taxes on Income [Line Items]
Tax rate		23.00%
Non-Israeli Subsidiaries [Member]
Taxes on Income [Line Items]
Undistributed earnings		203,000
Unrecognized deferred tax liability		$ 38,600
Encouragement of Industry [Member]
Taxes on Income [Line Items]
Number of annual installments for dedcution of public offerng expenses		3
Amortization period of purchased know-how and patents		8 years
2012 [Member] | The Amendment [Member]
Taxes on Income [Line Items]
Tax rate		15.00%
2013 [Member] | The Amendment [Member]
Taxes on Income [Line Items]
Tax rate		12.50%
2014 And Thereafter [Member]
Taxes on Income [Line Items]
Tax rate		26.50%
2014 And Thereafter [Member] | The Amendment [Member]
Taxes on Income [Line Items]
Tax rate		16.00%
Maximum [Member]
Taxes on Income [Line Items]
Operating loss carry-forwards expiration date		Dec. 31, 2032
Maximum [Member] | Temporary Order from November 2012 [Member]
Taxes on Income [Line Items]
Effective tax rate		17.50%
Minimum [Member]
Taxes on Income [Line Items]
Operating loss carry-forwards expiration date		Dec. 31, 2014
Minimum [Member] | Approved and Privileged Enterprise Programs [Member]
Taxes on Income [Line Items]
Tax rate		10.00%
Minimum [Member] | Temporary Order from November 2012 [Member]
Taxes on Income [Line Items]
Effective tax rate		6.00%